Venezuela (Details) In Millions, unless otherwise specified				12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2013 Venezuela Inflationary Accounting [Member] VEF	Feb. 12, 2013 Venezuela Inflationary Accounting [Member] VEF
Intercompany Foreign Currency Balance [Line Items]
Foreign Currency Exchange Rate, Translation		5.40	6.30		6.30	4.30
Foreign Currency Exchange Rate, SITME Rate, Translation						5.5
Venezuela devaluation/other impacts				$ 6
Net Monetary Assets in Venezuela	$ 62